Financial instruments - Fair values and risk management - Currency risk (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 $ / €	Mar. 31, 2023 £ / €	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 $ / €	Mar. 31, 2022 £ / €	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 $ / €	Mar. 31, 2021 £ / €
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes		€ 1,200.0
Exchange rate							1.0839	0.8791			1.1065	0.8422			1.1728	0.8510
Promissory notes maturing October 2023
Disclosure of detailed information about financial instruments [line items]
Proceeds from issue of notes		230.0	$ 250.0
Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on hedge ineffectiveness	€ 0.0	0.0		€ 8.0
Monetary liabilities | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	876.5	549.0		1,224.5
Monetary liabilities | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure | $						$ 950.0				$ 607.5				$ 613.0
Monetary liabilities | GBP | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure | £													£ 597.3
Long-term borrowings [member] | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	259.1	281.3		81.6		280.8				311.3				95.7
Long-term borrowings [member] | GBP | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure				701.8									597.3
Pre-delivery payments due to aircraft manufacturer, Boeing | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	617.4	267.7		441.1		669.2				296.2				517.3
Cash and liquid resources | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	708.1	383.2		441.5
Cash and liquid resources | USD | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	619.3	349.6		432.0		$ 671.3				$ 386.8				$ 506.7
Cash and liquid resources | GBP | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Risk exposure	€ 88.8	€ 33.6		€ 9.5	£ 78.1				£ 28.3				£ 8.1